August 22, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Themes ETF Trust (File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing is Post-Effective Amendment No. 54 and, under the Investment Company Act of 1940, as amended, Amendment No. 56 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), to register the following 9 new series of the Trust:

Leverage Shares 2X Long NET Daily ETF
Leverage Shares 2X Long NU Daily ETF
Leverage Shares 2X Long OKTA Daily ETF
Leverage Shares 2X Long OSCR Daily ETF
Leverage Shares 2X Long SBUX Daily ETF
Leverage Shares 2X Long SHOP Daily ETF
Leverage Shares 2X Long SPOT Daily ETF
Leverage Shares 2X Long TEM Daily ETF
Leverage Shares 2X Long GEMI Daily ETF

If you have any questions or require further information, please contact Karen Aspinall at (949) 629-3928 or Karen.Aspinall@Practus.com.

Sincerely,

/s/ Karen Aspinall
On behalf of Practus, LLP

KAREN A. ASPINALL  ●  PARTNER

11300 Tomahawk Creek Pkwy  ●  Ste. 310  ●  Leawood, KS 66211  ●  p: 949.629.3928
Practus, LLP  ●  Karen.Aspinall@Practus.com  ●  Practus.com